10-K Shareholders’ equity (Details) $ in Millions				3 Months Ended		12 Months Ended
		Jun. 05, 2026	Oct. 03, 2023 CAD ($) shares	Mar. 31, 2026 vote shares	Mar. 31, 2025 shares	Dec. 31, 2025 vote shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Shareholders' equity
Sale of stock, shares issued in transaction (in shares)			900,000
Sale of stock, consideration | $			$ 16.2
Subsequent events
Shareholders' equity
Reverse stock split		0.33
Minimum | Mr. Boris Jordan
Shareholders' equity
Threshold ownership percent				5.00%		5.00%
SVS
Shareholders' equity
Number of votes | vote				1		1
Common stock, conversion ratio				1		1
Number of shares repurchased				0	0	0	0	0
SVS | Common shares
Shareholders' equity
Acquisition escrow shares returned and retired (in shares)	[1]						56,719	116,931
SVS | 2018 Long Term Incentive Plan
Shareholders' equity
Number of shares reserved for future issuance				26,049,147		25,749,158	25,001,964	24,457,593
MVS
Shareholders' equity
Number of votes | vote				15		15
Outstanding shares as percent of total shares				12.00%		12.20%	12.50%	12.80%
Voting power as percent to total				67.20%		67.50%	68.20%	68.80%

[1]	*as defined in Note 1 — Operations of the Company